Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	1 to 43 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$8,432	$(437)	$7,995	$7,791	$(286)	$7,505
Midstream	3,898	(793)	3,105	3,832	(689)	3,143
Corporate/Other	840	(617)	223	842	(598)	244
Reclassified to assets held for sale	—	—	—	(4)	—	(4)
	$13,170	$(1,847)	$11,323	$12,461	$(1,573)	$10,888

Summary of Estimated Useful Lives of Finite-Lived Intangible Assets	The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 years
Software	3 to 20 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	1 to 7 years

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(17)	$9	$26	$(16)	$10
Energy services relationships	90	(63)	27	90	(45)	45
Software	331	(203)	128	304	(133)	171
Land rights	1	—	1	1	—	1
Commodity contracts (a)	7	(1)	6	332	(20)	312
	$455	$(284)	$171	$753	$(214)	$539
(a)The majority of commodity contracts were disposed of in April 2021 through the disposition of the majority of WGL Midstream's commodity business (Note 4).